Investment in Unconsolidated Businesses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 3,329	$ 3,306
Cost method investee	103	95
Total investments in unconsolidated businesses	3,432	3,401
Vodafone Omnitel N.V.
Schedule of Equity Method Investments [Line Items]
Ownership	23.10%
Equity method investee	2,511	2,200
Other Members
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 818	$ 1,106